Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Loss (Profit) before provision for income taxes
	December 31,
	2018	2017	2016
	U.S. dollars in thousands
Domestic (Israel)	$2,452	$5,582	$15,765
Foreign (U.S.)	(336)	335	41
	$2,116	$5,917	$15,806

Schedule of income tax provision

	December 31,
	2018	2017	2016
	U.S. dollars in thousands
Current Provision for income taxes:
Domestic (Israel)	$-	$-	$5
Foreign (U.S.)	20	39	166
Total current provision for income taxes	20	39	171
Previous years adjustments - foreign	(24)	(16)	50
Deferred tax benefit - foreign	-	5	(5)
Total provision for income tax	$(4)	$28	$216